Schedule of Investments (unaudited)
September 30, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.8%
AGL Energy Ltd.	129,203	$ 1,055,644
Aristocrat Leisure Ltd.	32,352	1,306,197
BHP Group Ltd., Class DI	218,172	6,773,401
Cochlear Ltd.	1,559	303,382
Commonwealth Bank of Australia	2,288	213,415
Computershare Ltd.	29,398	512,491
Flight Centre Travel Group Ltd.	50,292	774,245
Glencore PLC	242,325	1,387,710
Macquarie Group Ltd.	8,695	1,391,301
Northern Star Resources Ltd.	17,064	186,923
QBE Insurance Group Ltd.	4,366	49,853
REA Group Ltd.	9,312	1,288,607
Rio Tinto PLC	4,502	319,586
Scentre Group	226,176	568,583
Sonic Healthcare Ltd.	1,717	32,295
South32 Ltd.	135,601	347,805
Telstra Group Ltd.	161,679	432,739
Transurban Group	26,947	243,468
Wesfarmers Ltd.	45,702	2,219,328
Worley Ltd.	62,967	641,708
		20,048,681
Austria — 0.4%
Erste Group Bank AG	18,183	996,400
OMV AG	11,741	502,281
		1,498,681
Belgium — 0.5%
Ageas SA/NV	7,928	423,031
Groupe Bruxelles Lambert NV	1,485	115,718
KBC Group NV	12,494	993,997
Warehouses De Pauw CVA	7,609	203,044
		1,735,790
China — 0.4%
BOC Hong Kong Holdings Ltd.	55,500	175,838
Budweiser Brewing Co. APAC Ltd.(a)(b)	279,300	368,570
Wilmar International Ltd.	17,600	45,648
Yangzijiang Shipbuilding Holdings Ltd.	371,700	709,425
		1,299,481
Denmark — 3.6%
AP Moller - Maersk A/S, Class B	839	1,411,856
Genmab A/S(c)	1,895	459,412
Novo Nordisk A/S, Class B	75,966	9,010,443
Vestas Wind Systems A/S(c)	66,100	1,454,444
		12,336,155
Finland — 0.7%
Nordea Bank Abp	174,089	2,055,160
Stora Enso OYJ, Class R	25,003	319,890
Wartsila OYJ Abp	8,193	183,332
		2,558,382
France — 8.5%
Amundi SA(b)	4,356	325,597
BNP Paribas SA	30,125	2,067,227
Bouygues SA	4,386	146,804
Capgemini SE	713	153,937
Carrefour SA	122,820	2,094,257
Credit Agricole SA	153,400	2,345,926
Danone SA	52,901	3,853,280
Dassault Systemes SE	44,665	1,774,128
Security	Shares	Value
France (continued)
Eiffage SA	15,017	$ 1,450,125
Engie SA	113,684	1,965,845
Eurazeo SE	376	30,931
Forvia SE	23,913	246,014
Gecina SA	2,389	275,068
Ipsen SA	402	49,519
Kering SA	3,347	963,441
L’Oreal SA	284	127,384
LVMH Moet Hennessy Louis Vuitton SE	6,380	4,892,666
Orange SA	14,030	160,684
Publicis Groupe SA	16,752	1,833,276
Safran SA	6,406	1,507,478
TotalEnergies SE	47	3,052
Valeo SE	64,622	781,925
Veolia Environnement SA	64,814	2,133,888
		29,182,452
Germany — 9.7%
adidas AG, Class N	7,631	2,022,111
Allianz SE, Registered Shares	15,118	4,972,596
BASF SE	5,026	266,392
Bayer AG, Class N, Registered Shares	50,615	1,712,392
Continental AG	1,858	120,405
Deutsche Bank AG, Class N, Registered Shares	64,348	1,113,971
Deutsche Boerse AG, Class N	293	68,787
Deutsche Telekom AG, Class N, Registered Shares	169,128	4,967,158
Evonik Industries AG	23,721	555,293
Fresenius Medical Care AG	13,301	565,182
Fresenius SE & Co. KGaA(c)	42,058	1,604,542
Henkel AG & Co. KGaA	3,124	265,578
HUGO BOSS AG	970	44,422
Jenoptik AG	2	62
LANXESS AG	360	11,396
Nemetschek SE	2,442	253,821
SAP SE	33,910	7,756,319
Scout24 SE(b)	1,231	105,986
Siemens AG, Class N, Registered Shares	27,075	5,477,485
Siemens Energy AG(c)	29,402	1,085,518
Thyssenkrupp AG	8,518	33,002
Wacker Chemie AG	611	60,433
Zalando SE(b)(c)	8,044	265,870
		33,328,721
Hong Kong — 1.5%
AIA Group Ltd.	292,600	2,555,234
CK Asset Holdings Ltd.	141,500	616,032
Jardine Matheson Holdings Ltd.	3,700	144,522
Link REIT	8,000	39,882
Prudential PLC	203,412	1,887,103
Sino Land Co. Ltd.	44,000	48,052
		5,290,825
Ireland — 0.3%
Kerry Group PLC, Class A	8,629	894,208
Israel — 0.5%
Bank Hapoalim BM	24,202	242,579
Bank Leumi Le-Israel BM	8,569	83,916
Elbit Systems Ltd.	471	93,728
Isracard Ltd.	1,271	4,691
Israel Discount Bank Ltd., Class A	10,184	57,056
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Israel (continued)
Mizrahi Tefahot Bank Ltd.	9,836	$ 384,417
Nice Ltd.(c)	4,695	816,275
		1,682,662
Italy — 2.3%
A2A SpA	319,940	739,049
Banca Monte dei Paschi di Siena SpA	135,247	781,643
Banco BPM SpA	17,020	114,995
Enel SpA	267,824	2,139,324
Generali	14,781	427,802
Intesa Sanpaolo SpA	281,241	1,203,907
Mediobanca Banca di Credito Finanziario SpA	10,041	171,564
MFE-MediaForEurope NV, Class A	8	28
Moncler SpA	6,254	397,608
Poste Italiane SpA(b)	36,015	505,763
Recordati Industria Chimica e Farmaceutica SpA	6,558	371,092
UniCredit SpA	28,915	1,269,414
		8,122,189
Japan — 22.8%
Amada Co. Ltd.	25,800	263,410
Asahi Kasei Corp.	125,400	950,706
Astellas Pharma, Inc.	29,800	344,409
Canon, Inc.	72,200	2,377,926
Central Japan Railway Co.	18,200	420,239
Concordia Financial Group Ltd.	10,900	60,843
Dai-ichi Life Holdings, Inc.	16,900	438,510
Daiichi Sankyo Co. Ltd.	18,500	611,098
Daikin Industries Ltd.	13,200	1,852,765
Daito Trust Construction Co. Ltd.	1,500	182,709
Daiwa House Industry Co. Ltd.	44,800	1,410,124
Daiwa Securities Group, Inc.	13,100	92,914
FANUC Corp.	5,400	158,600
Fujitsu Ltd.	96,400	1,981,927
Hirose Electric Co. Ltd.	100	12,762
Hitachi Ltd.	132,700	3,518,849
Honda Motor Co. Ltd.	183,600	1,960,176
Hulic Co. Ltd.	1,600	16,287
J Front Retailing Co. Ltd.	41,400	450,484
Japan Exchange Group, Inc.	16,600	215,739
Japan Metropolitan Fund Invest	593	398,094
Japan Post Bank Co. Ltd.	26,300	246,885
Japan Post Holdings Co. Ltd.	37,000	354,798
Japan Tobacco, Inc.	90,700	2,644,697
Kao Corp.	7,000	345,986
KDDI Corp.	31,500	1,009,181
KDX Realty Investment Corp.	153	161,212
Kirin Holdings Co. Ltd.	5,600	85,343
Komatsu Ltd.	15,100	422,720
Kyocera Corp.	49,900	583,191
Lixil Corp.(a)	16,100	192,935
LY Corp.	214,200	624,349
Marubeni Corp.	31,000	512,177
Mitsubishi Chemical Group Corp.	116,200	747,448
Mitsubishi Electric Corp.	63,700	1,033,274
Mitsubishi Estate Co. Ltd.	12,000	189,532
Mitsubishi HC Capital, Inc.	13,600	96,589
Mitsubishi UFJ Financial Group, Inc.	210,500	2,161,539
Mitsui Fudosan Co. Ltd.	21,700	204,476
Mizuho Financial Group, Inc.	114,200	2,360,609
MS&AD Insurance Group Holdings, Inc.	24,500	575,852
Murata Manufacturing Co. Ltd.	132,400	2,620,025
NEC Corp.	400	38,627
Security	Shares	Value
Japan (continued)
NIDEC Corp.	14,600	$ 307,375
Nintendo Co. Ltd.	29,000	1,550,090
Nitto Denko Corp.	3,500	58,899
Nomura Holdings, Inc.	164,600	859,045
Nomura Research Institute Ltd.	29,500	1,094,794
Obayashi Corp.	12,100	154,198
Oji Holdings Corp.(a)	91,200	365,367
Ono Pharmaceutical Co. Ltd.	49,300	661,770
Oracle Corp. Japan	500	51,622
ORIX Corp.	21,900	512,435
Panasonic Holdings Corp.	338,700	2,975,395
Recruit Holdings Co. Ltd.	70,800	4,301,269
Resona Holdings, Inc.	38,700	271,174
Santen Pharmaceutical Co. Ltd.	4,600	55,841
Shionogi & Co. Ltd.	5,400	77,405
SoftBank Corp.	548,100	715,594
SoftBank Group Corp.	19,700	1,168,530
Sompo Holdings, Inc.	17,000	383,193
Sony Group Corp.	316,500	6,148,829
Subaru Corp.	43,700	773,102
Sumitomo Chemical Co. Ltd.	574,900	1,641,430
Sumitomo Corp.	98,200	2,205,184
Sumitomo Mitsui Financial Group, Inc.	103,800	2,217,854
Sumitomo Mitsui Trust Holdings, Inc.	36,000	861,657
Suzuki Motor Corp.	65,800	740,901
T&D Holdings, Inc.	16,600	292,671
Takeda Pharmaceutical Co. Ltd.	111,700	3,218,477
Terumo Corp.	29,900	566,440
Tokio Marine Holdings, Inc.	71,100	2,621,772
Tokyo Electron Ltd.	21,800	3,887,717
Tokyo Tatemono Co. Ltd.	1,700	27,305
Tokyu Fudosan Holdings Corp.	3,200	22,265
Tosoh Corp.	4,400	58,915
Toyota Industries Corp.	4,700	364,450
Toyota Motor Corp.	51,200	920,269
Toyota Tsusho Corp.	54,600	998,290
Unicharm Corp.	11,900	428,707
		78,490,247
Luxembourg — 0.0%
SES SA	5	25
Macau — 0.0%
Galaxy Entertainment Group Ltd.	3,000	14,815
Netherlands — 3.9%
Adyen NV(b)(c)	302	472,817
Aegon Ltd.	82,400	529,265
Argenx SE(c)	820	443,365
ASML Holding NV	8,598	7,152,331
Koninklijke Philips NV(c)	85,344	2,798,054
NN Group NV	3,447	171,992
Wolters Kluwer NV, Class C	12,047	2,031,987
		13,599,811
New Zealand — 0.4%
Xero Ltd.(c)	11,978	1,238,117
Norway — 0.6%
Aker BP ASA	1,303	27,888
Aker Carbon Capture ASA(c)	9	6
Aker Horizons ASA(c)	1	—
Aker Solutions ASA	13	50

Schedule of Investments (unaudited)(continued)
September 30, 2024
International Tilts Master Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Norway (continued)
Equinor ASA	56,078	$ 1,418,698
Telenor ASA	39,715	508,059
		1,954,701
Singapore — 2.8%
CapitaLand Integrated Commercial Trust	47,600	78,239
DBS Group Holdings Ltd.	73,300	2,170,729
Singapore Telecommunications Ltd.	1,660,100	4,174,174
STMicroelectronics NV	87,046	2,599,571
United Overseas Bank Ltd.(a)	24,200	604,080
		9,626,793
Spain — 2.5%
ACS Actividades de Construccion y Servicios SA	26,817	1,237,795
Banco Bilbao Vizcaya Argentaria SA	107,650	1,162,863
Banco Santander SA	981,091	5,026,973
Iberdrola SA	59,485	919,586
Industria de Diseno Textil SA	4,178	247,448
		8,594,665
Sweden — 2.9%
AddTech AB, B Shares	343	10,283
Alfa Laval AB	16,672	801,523
Electrolux AB, Class B(c)	40,983	398,058
Hexagon AB, Class B	152,143	1,638,743
Investor AB, Class B	85,506	2,634,970
SKF AB, B Shares	22,365	445,486
Svenska Handelsbanken AB, Class A, A Shares	99,473	1,021,780
Swedbank AB, A Shares	88,265	1,873,483
Volvo AB, Class B	39,710	1,050,416
		9,874,742
Switzerland — 5.9%
ABB Ltd., Class N, Registered Shares	96,152	5,578,316
Cie Financiere Richemont SA, Class A, Registered Shares	10,069	1,599,000
DSM-Firmenich AG	1,401	193,348
Givaudan SA, Class N, Registered Shares	13	71,325
Logitech International SA, Class N, Registered Shares	9,937	889,965
Novartis AG, Class N, Registered Shares	70,604	8,129,506
Zurich Insurance Group AG, Class N	6,266	3,785,664
		20,247,124
United Kingdom — 10.3%
AstraZeneca PLC	13,248	2,063,858
Auto Trader Group PLC(b)	45,610	530,224
Aviva PLC	2,257	14,618
BAE Systems PLC	221,116	3,670,983
British American Tobacco PLC	54,611	1,991,012
British Land Co. PLC	57,583	335,522
Burberry Group PLC	1,701	15,951
Centrica PLC	95,748	149,763
CK Hutchison Holdings Ltd.	506,500	2,871,710
Compass Group PLC	111,308	3,568,500
Dunelm Group PLC	3	46
HSBC Holdings PLC	82,199	737,409
IG Group Holdings PLC	11,046	135,939
IMI PLC	11,834	287,923
Imperial Brands PLC	63,826	1,856,638
Informa PLC	224,179	2,465,413
Intertek Group PLC	346	23,922
ITV PLC	70,869	76,116
J Sainsbury PLC	26,623	105,356
Johnson Matthey PLC	43,207	881,125
Security	Shares	Value
United Kingdom (continued)
Marks & Spencer Group PLC	35,946	$ 179,387
Melrose Industries PLC	5	31
NatWest Group PLC	106,378	492,461
Ocado Group PLC(c)	2,285	11,784
RELX PLC	58,302	2,752,806
Rolls-Royce Holdings PLC(c)	209,006	1,479,238
Smiths Group PLC	60,368	1,356,652
Spectris PLC	3,653	133,502
Standard Chartered PLC	68,737	729,022
Tesco PLC	793,981	3,812,147
Unilever PLC	31,021	2,011,193
Vodafone Group PLC	884,880	886,824
		35,627,075
United States — 11.0%
BP PLC	474,248	2,473,457
CSL Ltd.	9,845	1,944,718
Experian PLC	70,091	3,691,666
GSK PLC	204,882	4,171,606
Holcim AG	16,272	1,593,563
Nestle SA, Class N, Registered Shares	54,114	5,438,047
Roche Holding AG	21,121	6,786,449
Schneider Electric SE	19,399	5,113,725
Shell PLC	191,793	6,222,096
Stellantis NV	30,990	429,150
		37,864,477
Total Common Stocks — 97.3% (Cost: $271,160,987)		335,110,819
Preferred Securities
Preferred Stocks — 0.0%
Germany — 0.0%
Schaeffler AG	11	57
Total Preferred Securities — 0.0% (Cost: $89)		57
Total Long-Term Investments — 97.3% (Cost: $271,161,076)		335,110,876
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(d)(e)(f)	1,132,344	1,133,363
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(d)(e)	7,576,094	7,576,094
Total Short-Term Securities — 2.5% (Cost: $8,708,163)		8,709,457
Total Investments — 99.8% (Cost: $279,869,239)		343,820,333
Other Assets Less Liabilities — 0.2%		588,665
Net Assets — 100.0%		$ 344,408,998

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Master Portfolio.
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
International Tilts Master Portfolio

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 9,035,694	$ —	$ (7,901,395)(a)	$ 517	$ (1,453)	$ 1,133,363	1,132,344	$ 19,089 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	5,902,315	1,673,779 (a)	—	—	—	7,576,094	7,576,094	253,913	—
				$ 517	$ (1,453)	$ 8,709,457		$ 273,002	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	58	12/20/24	$ 7,215	$ 106,920
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
September 30, 2024
International Tilts Master Portfolio

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 20,048,681	$ —	$ 20,048,681
Austria	—	1,498,681	—	1,498,681
Belgium	—	1,735,790	—	1,735,790
China	—	1,299,481	—	1,299,481
Denmark	—	12,336,155	—	12,336,155
Finland	—	2,558,382	—	2,558,382
France	—	29,182,452	—	29,182,452
Germany	—	33,328,721	—	33,328,721
Hong Kong	144,522	5,146,303	—	5,290,825
Ireland	—	894,208	—	894,208
Israel	—	1,682,662	—	1,682,662
Italy	—	8,122,189	—	8,122,189
Japan	—	78,490,247	—	78,490,247
Luxembourg	—	25	—	25
Macau	—	14,815	—	14,815
Netherlands	—	13,599,811	—	13,599,811
New Zealand	—	1,238,117	—	1,238,117
Norway	508,059	1,446,642	—	1,954,701
Singapore	—	9,626,793	—	9,626,793
Spain	—	8,594,665	—	8,594,665
Sweden	—	9,874,742	—	9,874,742
Switzerland	—	20,247,124	—	20,247,124
United Kingdom	135,939	35,491,136	—	35,627,075
United States	—	37,864,477	—	37,864,477
Preferred Securities
Preferred Stocks	—	57	—	57
Short-Term Securities
Money Market Funds	8,709,457	—	—	8,709,457
	$ 9,497,977	$ 334,322,356	$ —	$ 343,820,333
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 106,920	$ —	$ —	$ 106,920

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
CVA	Certificaten Van Aandelen (Dutch Certificate)
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
Master Portfolio Schedule of Investments